INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed expected (benefit) income taxes	$ (238,000)	$ (271,000)	$ (535,000)
Increase in valuation allowance	238,000	271,000	535,000
Income Tax Expense (Benefit)